Leases (Details) - Schedule of comprise lease expenses - DocGo Inc. and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Leases (Details) - Schedule of comprise lease expenses [Line Items]
Operating lease expense	$ 1,993,984	$ 1,828,356	$ 1,828,356
Short-term lease expense	1,012,260		175,006
Total lease cost	3,006,244		$ 2,003,362
Finance lease payment	2,741,784	2,122,550
Short-term lease payment
Total lease payments	$ 2,741,784	$ 2,122,550